Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
COMMITMENTS
33.	COMMITMENTS

a)	As at December 31, 2025, the Group had capital commitments of RMB307 (US$44) relating to furniture and equipment (2024: RMB4,366).

b)	The Group has no lease contracts that have not yet commenced as at December 31, 2025.

c)	The Group enters into business agreements with institutions to license intellectual property. The Group may be obligated to make future research and developmental milestone payments, regulatory and commercial milestone payments and royalty payments on future sales of specified products associated with the agreements. Payments under these agreements generally become due and payable upon achievement of such milestones or sales. These commitments are not recorded on the consolidated financial statements because the achievement and timing of these milestones are not fixed and determinable. When the achievement of these milestones or sales has occurred, the corresponding amounts are recognized in the consolidated financial statements.